Legal Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Legal Matters [Abstract]
Legal Matters

11) Legal Matters

The Company is not involved in any action, arbitration and/or other legal proceedings that it expects to have a material adverse effect on the business, financial condition, results of operations or liquidity of the Company. All legal cost is expensed as incurred.

13) Legal Matters

The Company is not involved in any action, arbitration and / or other legal proceedings that it expects to have a material adverse effect on the business, financial condition, results of operations or liquidity of the Company. All legal cost is expensed as incurred.